Mortgage Loans Receivable and Bond Portfolio - Mortgage Loans Receivable and Bond Portfolio (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Mortgage Loans
2019	$ 1,127,113	$ 2,435,321
July 1, 2019 through June 30, 2020	1,127,113	2,435,321
July 1, 2020 through December 31, 2020	2,586,213	963,625
2021	692,348	756,395
2022	1,491,046	1,554,461
2023	852,674	924,931
Thereafter	16,481,943	16,972,922
Subtotal	23,231,337	23,607,655
Less loan loss and other than temporary impairment on bonds allowance	(1,620,207)	(1,672,003)
Less deferred origination fees	(311,913)	(271,913)
Totals	21,299,217	21,663,739
Bond Portfolio
2019	236,000	167,000
July 1, 2019 through June 30, 2020	236,000	167,000
July 1, 2020 through December 31, 2020	103,000	240,000
2021	270,000	266,000
2022	192,000	188,000
2023	295,000	289,000
Thereafter	15,562,937	14,697,807
Subtotal	16,658,937	15,847,807
Less loan loss and other than temporary impairment on bonds allowance	(558,000)	(458,000)
Less deferred origination fees
Totals	$ 16,100,937	$ 15,389,807